December 16, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Variable Insurance Funds (the "Trust")
File No. 33-32216

Commissioners:

Enclosed is the 93rd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) disclose a change to the investment advisory arrangements of Vanguard Variable Insurance Fund Diversified Value Portfolio and (2) effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of March 5, 2020. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at

(610)669-2531.

Sincerely,

/s/ Elizabeth Bestoso

Elizabeth Bestoso

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:Lisa N. Larkin

U. S. Securities and Exchange Commission